UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22377
Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
(Exact name of registrant as specified in charter)

909 Third Avenue
32nd Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-242-5742
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
ROBECO-SAGE MULTI-STRATEGY TEI FUND, L.L.C.
Quarterly Report (unaudited)
December 31, 2010

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Schedule of Investments (unaudited)
December 31, 2010
Robeco-Sage Multi-Strategy TEI Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Robeco-Sage Multi-Strategy TEI Master, L.L.C. (the “Master Fund”). As of December 31, 2010, the Fund owned 9.0% of the Master Fund. The Master Fund’s schedule of investments in Portfolio Funds is listed below.

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Long/Short Equity:
Artha Emerging Markets Fund, Ltd.	$2,200,000	$2,337,117	1.90%	Quarterly
Clovis Capital Partners, Ltd.	3,750,000	3,896,269	3.16%	Quarterly
Cobalt Offshore Fund	4,300,000	5,088,796	4.13%	Quarterly
Criterion Capital Partners, Ltd.	3,453,714	4,438,072	3.60%	Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.	3,070,175	3,109,809	2.52%	Monthly
Highline Capital International, Ltd.	2,831,633	3,257,237	2.64%	Quarterly
Kylin Offshore Fund, Ltd.	4,150,000	4,434,855	3.60%	Quarterly
Pennant Windward Fund, Ltd.	4,666,547	5,365,128	4.35%	Quarterly
PFM Diversified Offshore Fund, Ltd.	4,400,000	5,245,957	4.25%	Quarterly
Scopia PX International, Ltd.	3,054,624	3,102,448	2.52%	Quarterly

Total Long/Short Equity	35,876,693	40,275,688	32.67%

Event Driven:
Altima Global Special Situations Fund, Ltd.	1,733,627	2,248,173	1.82%	Monthly
BHR Offshore Fund, Ltd.	2,400,000	2,725,698	2.21%	Quarterly
Elliott International, Ltd.	3,500,000	6,001,745	4.87%	Quarterly
Eton Park Overseas Fund, Ltd.	2,593,726	3,584,564	2.91%	Annually
Fir Tree International Value Fund II, Ltd.	2,992,712	3,983,265	3.23%	Quarterly
Luxor Capital Partners Offshore, Ltd.	3,800,000	3,779,480	3.07%	Quarterly
Magnetar Capital Fund, Ltd.	1,115,006	1,041,606	0.84%	†
Montrica Global Opportunities Fund	151,551	130,484	0.11%	Annually
Octavian Global Fund, Ltd.	680,366	493,311	0.40%	‡
Owl Creek Overseas Fund, Ltd.	3,150,000	3,469,978	2.81%	Quarterly
Perry Partners International, Inc.	182,401	232,962	0.19%	‡
York European Opportunities Unit Trust Ltd.	2,500,000	2,491,696	2.02%	Quarterly

Total Event Driven	24,799,389	30,182,962	24.48%

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
December 31, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Distressed:
Anchorage Capital Partners Offshore, Ltd.	$3,300,000	$4,539,567	3.68%	Annually
Credit Distressed Blue Line Offshore Fund, Ltd.	3,500,000	4,051,157	3.29%	Quarterly
Greywolf Capital Overseas Fund	66,602	41,841	0.03%	‡
Redwood Offshore Fund, Ltd.	2,660,000	4,653,482	3.77%	Bi-Annually
York Credit Opportunities Unit Trust	1,500,000	1,857,048	1.51%	Semi-Annually

Total Distressed	11,026,602	15,143,095	12.28%

Macro:
Brevan Howard Emerging Markets Strategies Fund Limited	2,227,961	2,755,678	2.24%	Monthly
Brevan Howard Fund Limited	2,850,000	3,234,177	2.62%	Monthly
WCG Offshore Fund, Ltd.	3,500,000	3,899,730	3.16%	Quarterly
Wexford Offshore Spectrum Fund	42,262	51,998	0.04%	‡
Woodbine Capital Fund, Ltd.	3,700,000	4,129,927	3.35%	Quarterly

Total Macro	12,320,223	14,071,510	11.41%

Convertible Arbitrage:
Linden International, Ltd.	3,800,000	3,814,775	3.09%	Quarterly

Fundamental Market Neutral:
Level Global, Ltd.	3,413,025	3,495,707	2.84%	Quarterly

Structured Credit:
Cerberus International SPV, Ltd.	3,303,630	3,003,895	2.44%	†
Dune Capital International, Ltd.	184,326	73,338	0.06%	†
Fortress Value Recovery Fund I Ltd.	133,359	43,711	0.03%	‡
Sorin Offshore Fund, Ltd.	37,313	36,879	0.03%	†

Total Structured Credit	3,658,628	3,157,823	2.56%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund	252,255	258,224	0.21%	‡
Broad Peak Fund, Ltd.	2,501,725	2,205,893	1.79%	Quarterly

Total Multi-Strategy Relative Value	2,753,980	2,464,117	2.00%

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
December 31, 2010

			%* of
			Members’
Portfolio Fund	Cost	Value	Capital	Liquidity**

Fixed Income Relative Value:
Pelagus Capital Fund, Inc.	$1,100,000	$1,177,372	0.96%	Monthly
The Drake Absolute Return Fund, Ltd.	251,474	188,434	0.15%	†

Total Fixed Income Relative Value	1,351,474	1,365,806	1.11%

Total Portfolio Funds	99,000,014	113,971,483	92.44%

Total Investments	$99,000,014	$113,971,483	92.44%

*	Percentages are based on Members’ Capital at the end of period $123,297,514.

**	Liquidity terms shown apply after lock-up provisions.

†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.
At December 31, 2010, the aggregate cost of investments for tax purposes was $99,000,014. Net unrealized appreciation on investments for tax purposes was $14,971,469 consisting of $16,166,253 of gross unrealized appreciation and $(1,194,784) of gross unrealized depreciation.
The investments in Portfolio Funds shown above, representing 92.44% of Members’ Capital, have been fair valued.
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Convertible Arbitrage	$—	$953,693	$2,861,082	$3,814,775
Credit	—	—	—	—
Distressed	—	5,700,381	9,442,714	15,143,095
Event Driven	—	12,580,881	17,602,081	30,182,962
Fixed Income Relative Value	—	1,177,372	188,434	1,365,806
Fundamental Market Neutral	—	3,001,823	493,884	3,495,707
Long/Short Equity	—	31,635,675	8,640,013	40,275,688
Macro	—	9,570,050	4,501,460	14,071,510
Multi-Strategy Relative Value	—	751,007	1,713,110	2,464,117
Structured Credit	—	—	3,157,823	3,157,823

Total investments by investment strategy	—	65,370,882	48,600,601	113,971,483

Total	$—	$65,370,882	$48,600,601	$113,971,483

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Schedule of Investments (unaudited) (continued)
December 31, 2010
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by Investment Strategy
			Change in
			unrealized		Net transfers
	Balance as of	Realized	appreciation/	Net purchases/	in/(out) of	Balance as of
	3/31/10	gain/(loss)	(depreciation)	(sales)	Level 3	12/31/10

Convertible Arbitrage	$—	—	11,082	2,850,000	—	2,861,082
Credit	$64,148	28,966	(7,221)	(85,893)	—	—
Distressed	$13,475,305	202,641	780,019	685,130	(5,700,381)	9,442,714
Event Driven	$16,624,848	334,748	710,910	2,743,441	(2,811,866)	17,602,081
Fixed Income Relative Value	$174,638	(3,444)	25,524	(8,284)	—	188,434
Fundamental Market Neutral	$1,070,547	—	(187,481)	500,000	(889,182)	493,884
Long/Short Equity	$5,692,551	4,624	482,403	7,900,000	(5,439,565)	8,640,013
Macro	$3,553,297	1,735	315,306	2,567,490	(1,936,368)	4,501,460
Multi-Strategy Relative Value	$2,928,063	(38,674)	(136,552)	(929,156)	(110,571)	1,713,110
Structured Credit	$3,521,603	(2,107,538)	2,352,572	(608,814)	—	3,157,823

Total	$47,105,000	$(1,576,942)	$4,346,562	$15,613,914	$(16,887,933)	$48,600,601

The amount of gains/(losses) included in
gain/(loss) attributable to the change in
unrealized gains/(losses) relating to assets
still held at 12/31/2010
Convertible Arbitrage	$14,775
Credit	$—
Distressed	$1,082,513
Event Driven	$1,050,671
Fixed Income Relative Value	$102,859
Fundamental Market Neutral	$214,657
Long/Short Equity	$1,338,492
Macro	$436,787
Multi-Strategy Relative Value	$(282,739)
Structured Credit	$401,832

$4,359,847

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2010.

Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
Schedule of Investments (unaudited) (concluded)
December 31, 2010
In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.
For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Robeco-Sage Multi-Strategy TEI Fund, L.L.C.
By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: February 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy J. Stewart
Timothy J. Stewart
Chief Executive Officer

Date: February 24, 2011

By (Signature and Title)*	/s/ Matthew J. Davis
Matthew J. Davis
Chief Financial Officer

Date: February 24, 2011

*	Print the name and title of each signing officer under his or her signature.